ASSET PURCHASE (Tables)	12 Months Ended
Dec. 31, 2021
ASSET PURCHASE
Summary Of Closing Transactions
Property and equipment	$47,725
Intangible assets	29,175,230
Total assets	$29,222,955

Net purchase (fair value of stock issued, warrants and notes payable)	$29,222,955